Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepayments and other current assets [Line Items]
Interests receivable	¥ 218,553		¥ 78,274
Prepayments and deposits to vendors and content providers	183,293		81,319
Loans to third parties	180,964		0
Receivable from payment platforms	112,061		0
Value added taxes to be deducted	69,563		0
Amounts receivables from issuance of a subsidiary's preferred shares	102,951		0
Receivables from disposal of subsidiaries and investments	59,255		7,986
Rental and other deposits	22,457		14,214
Employee advances	11,536		16,697
Others	58,386		23,449
Total	¥ 1,019,019	$ 148,210	¥ 221,939